Document And Entity Information	Aug. 19, 2021
Document Information [Line Items]
Entity, Registrant Name	Universal Biosensors, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 19, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-52607
Entity, Tax Identification Number	98-0424072
Entity, Address, Address Line One	1 Corporate Avenue
Entity, Address, City or Town	Rowville
Entity, Address, Postal Zip Code	3178
Entity, Address, Country	AU
City Area Code	3
Local Phone Number	9213 9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001279695